Financial Instruments - Summary of Recurring of Fair Value Measurements (Details) - Recurring - Level 3 - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments from acquisition of interests (assets)
Beginning balance	R$ 35,946	R$ 26,630	R$ 12,511
Gains (losses) recognized in statement of income (loss)	(35,946)	9,316	14,119
Ending balance		35,946	26,630
Financial instruments from acquisition of interests (liabilities)
Beginning balance	(33,940)	(25,097)	(13,637)
Payment of capital increase in Geekie			2,000
Deferred revenue in Escola de Aplicao So Jos dos Campos		54	50
Gains (losses) recognized in statement of income (loss)	33,940	(8,897)	(13,510)
Ending balance		(33,940)	(25,097)
Accounts payable to selling shareholders
Beginning balance	(328,668)	(174,410)	(36,630)
Acquisitions	(478,209)	(58,194)
Payment of acquisition	9,520	21,098
Changes in accounts payable to selling shareholders	(20,314)	(89,403)	(129,430)
Interest expense	(43,714)	(35,127)	(8,350)
Fair value held in step acquisition		7,368
Ending balance	R$ (861,385)	R$ (328,668)	R$ (174,410)